Earnings per share - Additional Information (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding	3,266,694	2,629,311	2,613,452